CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Preferred Stock Issuance of stock for Purchase of MMAX Media, Inc.	Preferred Stock	Common Stock Issuance of stock for Purchase of MMAX Media, Inc.	Common Stock Issuance of stock for cash (founders)	Common Stock Issuance of stock for cash	Common Stock Issuance of stock for services	Common Stock Issuance of stock for cash, net of expenses $8,788	Common Stock Issuance for loan conversion	Common Stock Issuance of stock for legal services	Common Stock Issuance of stock for liquidated damages	Common Stock	Additional Paid-In Capital Issuance of stock for Purchase of MMAX Media, Inc.	Additional Paid-In Capital Issuance of stock for cash (founders)	Additional Paid-In Capital Issuance of stock for cash	Additional Paid-In Capital Issuance of stock for services	Additional Paid-In Capital Issuance of stock for cash, net of expenses $8,788	Additional Paid-In Capital Issuance for loan conversion	Additional Paid-In Capital Issuance of stock for legal services	Additional Paid-In Capital Issuance of stock for liquidated damages	Additional Paid-In Capital	Accumulated Deficit During Development Stage	Issuance of stock for Purchase of MMAX Media, Inc.	Issuance of stock for cash (founders)	Issuance of stock for cash	Issuance of stock for services	Issuance of stock for cash, net of expenses $8,788	Issuance for loan conversion	Issuance of stock for legal services	Issuance of stock for liquidated damages	Total
Beginning Balance, value at Jan. 21, 2010
Beginning Balance, shares at Jan. 21, 2010
Issuance of stock, shares				14,370,816	5,420,333	790,927
Issuance of stock, value				14,370	5,420	790							(14,332)	147,590	109,845								38	153,000	110,635
In contribution of services																				9,057										9,057
Net Loss																					(254,336)									(254,336)
Ending Balance, value at Dec. 31, 2010											20,580									252,150	(254,336)									18,394
Ending Balance, shares at Dec. 31, 2010											20,582,076
Issuance of stock, shares	638,602		12,403,374			427,319	4,290,000	394,000	100,000	63,750
Issuance of stock, value	638		12,403			427	4,290	394	100	64		22,073			86,573	523,172	48,856	12,400	16,511			(9,032)			87,000	527,462	49,250	12,500	16,575
Warrants issued to consultants for services																				511,913										511,913
Conversion of preferred stock to common stock, shares		(638,602)									6,386,020
Conversion of preferred stock to common stock, value		(638)									6,387									(5,749)
Net Loss																					(1,089,512)									(1,089,512)
Ending Balance, value at Sep. 30, 2011											$ 44,645									$ 1,423,753	$ (1,343,848)									$ 124,550
Ending Balance, shares at Sep. 30, 2011											44,646,539